Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		¥ (38,144)	¥ (26,105)
Other comprehensive income (loss) before reclassifications		163,234	(1,928)
Reclassifications out of accumulated other comprehensive income (loss)		2,883	(10,111)
Net change during the year		166,117	(12,039)
Balance at end of year		127,973	(38,144)
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		18,316	(26,274)
Other comprehensive income (loss) before reclassifications		118,574	47,673
Reclassifications out of accumulated other comprehensive income (loss)		22	(3,083)
Net change during the year		118,596	44,590
Balance at end of year		136,912	18,316
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	[1]	(43,477)	(62,571)
Other comprehensive income (loss) before reclassifications	[1]	(2,156)	16,140
Reclassifications out of accumulated other comprehensive income (loss)	[1]	1,830	2,954
Net change during the year	[1]	(326)	19,094
Balance at end of year	[1]	(43,803)	(43,477)
Own credit adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	[2]	(12,983)	62,740
Other comprehensive income (loss) before reclassifications	[2]	46,816	(65,741)
Reclassifications out of accumulated other comprehensive income (loss)	[2]	1,031	(9,982)
Net change during the year	[2]	47,847	(75,723)
Balance at end of year	[2]	¥ 34,864	¥ (12,983)

[1]	See Note 13 “Employee benefit plans” for further information.
[2]	See Note 2 “Fair value measurements” for further information.